NOTE 9 - INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Investments [Abstract]
Company's total deferred tax asset
Net operating loss carry forwards	$15,695,872
Valuation allowance	(15,695,872)

Net deferred tax asset	$—

Reconciliation of income taxes computed at the federal and state staturory income tax rate to total income tax
	2015	2014
Income tax computed at the federal statutory rate	34%	34%
Income tax computed at the state statutory rate	5%	5%
Valuation allowance	(39%)	(39%)
Total deferred tax asset	0%	0%